CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING - Repurchase agreements (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Borrowings, maturity		maturities where between January 2020 and December 2028
Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	S/ 27,164,768	S/ 6,331,465
BCRP Reactiva Peru | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	Soles
Borrowings, maturity	May 2023 / December 2023	-
Financial liabilities	S/ 20,916,438	S/ 0
Description of collateral held as security and other credit enhancements	Loans guaranteed by National Government	-
BCRP | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	Soles
Borrowings, maturity	March 2021 / July 2024	June 2020 / November 2020
Financial liabilities	S/ 2,903,266	S/ 1,504,088
Description of collateral held as security and other credit enhancements	Investments	Investments
BCRP nota | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	Soles
Borrowings, maturity	February 2021 / March 2023	February 2020 / October 2020
Financial liabilities	S/ 1,055,000	S/ 2,800,400
Description of collateral held as security and other credit enhancements	Cash with BCRP	Cash with BCRP
BCRP Reactiva Peru Special | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	Soles
Borrowings, maturity	June 2023 / December 2023	-
Financial liabilities	S/ 756,387	S/ 0
Description of collateral held as security and other credit enhancements	Loans guaranteed by National Government	-
Banco Central de Bolivia | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	Bolivianos
Borrowings, maturity	February 2021 / December 2022	May 2020 / February 2021
Financial liabilities	S/ 486,331	S/ 398,586
Description of collateral held as security and other credit enhancements	Cash	Cash
Banco de la Repblica de Colombia | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	Colombian pesos
Borrowings, maturity	January 2021	January 2020
Financial liabilities	S/ 319,481	S/ 64,540
Description of collateral held as security and other credit enhancements	Investments	Investments
Natixis SA one [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	Soles
Borrowings, maturity	August 2028	August 2020 / August 2028
Financial liabilities	S/ 270,000	S/ 570,000
Description of collateral held as security and other credit enhancements	Investments	Investments
Citigroup Global Markets Limited one [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	U.S. Dollar
Borrowings, maturity	August 2026	August 2026
Financial liabilities	S/ 162,945	S/ 149,130
Description of collateral held as security and other credit enhancements	Investments	Investments
Natixis S.A Two | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	U.S. Dollar
Borrowings, maturity	August 2026	August 2026
Financial liabilities	S/ 90,525	S/ 82,850
Description of collateral held as security and other credit enhancements	Investments	Investments
Nomura International PLC three | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	U.S. Dollar
Borrowings, maturity	-	August 2020
Financial liabilities		S/ 265,120
Description of collateral held as security and other credit enhancements	-	Investments and cash
Nomura International PLC four | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	U.S. Dollar
Borrowings, maturity	-	August 2020
Financial liabilities		S/ 231,980
Description of collateral held as security and other credit enhancements	-	Investments and cash
Citigroup Global Markets Limited | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	Soles
Borrowings, maturity	-	August 2020
Financial liabilities		S/ 100,000
Description of collateral held as security and other credit enhancements	-	Investments
Others | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	-
Borrowings, maturity	January 2021 / April 2033	January 2020 / April 2033
Financial liabilities	S/ 91,160	S/ 64,970
Description of collateral held as security and other credit enhancements	Investments	Investments
Accrued Interest [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	S/ 113,235	S/ 99,801